Stock-based compensation (Narrative) (Details) - $ / shares					1 Months Ended		12 Months Ended
	Nov. 05, 2024	Jan. 12, 2024	Jan. 05, 2024	Jul. 06, 2023	Feb. 14, 2025	Jul. 18, 2024	Mar. 31, 2025
Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units or options granted	2,442,000				1,117,000	2,491,000
RSU granted fair value per share	$ 5.06				$ 4.01	$ 5
Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member] | Vesting one [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment, award vesting terms	2,142,000 vest 50 percent after twelve months from the grant date, with the remaining 50 percent vesting in equal installments every three months over the following twelve months.
Restricted share units [Member] | Employees, officers, directors and eligible consultants [Member] | Vesting two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment, award vesting terms	The remaining 300,000 RSUs vest in three equal installments, every twelve months, over three years
Restricted share units [Member] | Employees and officers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units or options granted			241,976
RSU granted fair value per share			$ 5.56
Restricted share units [Member] | Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units or options granted		16,000
RSU granted fair value per share		$ 4.84
Stock options [Member] | Employees and officers [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units or options granted				620,000
Exercise price, per share				$ 6.86
Stock option plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option plan, maximum term							10 years